Other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Receivables
Schedule of other receivables
	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Other receivables	$-	$37
Deposits	$5,795	$158
Prepayments	$561,203	$579,920
Total other receivables	$566,998	$580,115

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Other receivables	$37	$-
Deposits	$158	$-
Prepayments	$579,920	$-
Total other receivables	$580,115	$-